PARENT COMPANY FINANCIAL STATEMENTS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash on deposit with subsidiaries	$ 14,844,000	$ 16,770,880	$ 22,350,487
Securities available for sale	249,476,000	246,860,871	230,396,296
Other assets	7,023,000	6,594,780	8,371,008
Total assets	856,521,000	855,209,124	770,578,843
Liabilities
Subordinated debentures	7,217,000	7,217,000	7,217,000
Other Liabilities	6,960,000	8,297,674	6,838,880
Stockholders' equity
Preferred stock
Retained earnings	65,288,000	64,488,435	60,228,702
Accumulated other comprehensive income (loss)	1,728,000	791,004	(5,126,183)
Total liabilities and stockholders' equity	856,521,000	855,209,124	770,578,843
Parent Company
ASSETS
Cash on deposit with subsidiaries		1,561,000	1,008,000
Investment in subsidiaries		83,162,000	73,507,000
Securities available for sale		20,000	20,000
Other assets		475,000	364,000
Total assets		85,218,000	74,899,000
Liabilities
Subordinated debentures		7,217,000	7,217,000
Other Liabilities		59,000	9,000
Stockholders' equity
Preferred stock
Common stock		12,662,000	12,570,000
Retained earnings		64,489,000	60,229,000
Accumulated other comprehensive income (loss)		791,000	(5,126,000)
Total liabilities and stockholders' equity		$ 85,218,000	$ 74,899,000